Summary of Significant Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenues Individually the Total Revenues	There were three customers from whom revenues individually represent greater than 10% of the total revenues of the Company for the years ended April 30, 2022 and 2023, and two customers from whom revenues individually represent greater than 10% of the total revenues of the Company for the year ended April 30, 2024 as follows:
	Year ended April 30,
	2022	2023	2024
Customer A	23.3%	11.9%	*
Customer B	20.5%	11.0%	*
Customer C	10.5%	20.5%	15.6%
Customer D	*	*	14.6%
Total	54.3%	43.4%	30.2%
There were two customers and one customer from whom accounts receivable individually represent greater than 10% of the total accounts receivable - trade as of April 30, 2023 and 2024 respectively as follows:
	As of April 30,
	2023	2024
Customer C	33.2%	18.4%
Customer E	14.0%	*
Total	47.2%	18.4%
*	The percentage was below 10% for the period.

Schedule of Useful Lives of Property and Equipment	Useful lives of property and equipment are as follows:
Estimated useful life
Land	Infinite
Buildings and improvements	5-19 years
Leasehold improvements	Lesser of estimated useful life or the remaining lease term
Vehicles	2-6 years
Tools and fixtures	2-15 years

Schedule of Reflects Revenue by Major Source	The table reflects revenue by major source for the following periods:
	Year ended April 30,
	2022	2023	2024
	JPY	JPY	JPY	USD
	(in thousands)
Product sales	¥—	¥182,949	¥523,154	$3,320
Commissioned research and development	508,906	441,687	418,254	2,656
Solution services	82,657	43,873	28,114	178
Guest speaker services	29,452	28,453	23,499	149
Membership services	15,250	7,750	—	—
Total revenue	¥636,265	¥704,712	¥993,021	$6,303

Schedule of Contract Liabilities	The following table summarizes the change in contract liabilities for the years ended April 30, 2022, 2023 and 2024.
	Year ended April 30,
	2022	2023	2024
	JPY	JPY	JPY	US$
	(in thousands)
Beginning balance	¥10,038	¥12,572	¥4,668	$30
Revenue earned	(97,206)	(36,640)	(28,514)	(182)
Deferral of revenue	99,740	28,736	30,369	193
Ending balance	¥12,572	¥4,668	¥6,523	$41